FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Equity instruments designated at fair value through other comprehensive income (Details) - COP ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bolsa de Valores de Colombia S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Number of shares delisted from previous exchange	5,992,160
Value of shares delisted from previous exchange	$ 56,146
Number of shares recognized under new exchange	3,606,223
Value of shares recognized under new exchange	$ 78,139
Income generated from transfer of exchanges	$ 21,993
Number of shares excluded from exchange transaction	134
Equity securities and trust funds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Equity securities and trust funds at fair value through OCI		$ 10,898	$ 32,072	$ 52,147
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Impairment loss		0	0	0
Fair value through other comprehensive income | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		444,357	442,394
Dividends received from equity investments at fair value through OCI		18,464	16,842	$ 12,665
Fair value through other comprehensive income | Equity securities | Securities listed in Colombia
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		2	40,878
Fair value through other comprehensive income | Equity securities | Securities listed in foreign countries
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		78,787	8,038
Fair value through other comprehensive income | Equity securities | Securities unlisted | Telered S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		164,981	207,562
Fair value through other comprehensive income | Equity securities | Securities unlisted | Asociacion Gremial de Instituciones Financieras Credibanco S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		110,786	98,492
Fair value through other comprehensive income | Equity securities | Securities unlisted | Transacciones y Transferencias, S. A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		17,346	16,890
Fair value through other comprehensive income | Equity securities | Securities unlisted | Compania De Procesamiento de Medios de Pago Guatemala (Bahamas), S A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		16,333	21,727
Fair value through other comprehensive income | Equity securities | Securities unlisted | Camara de Riesgo Central de Contraparte de Colombia S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		14,998	6,038
Fair value through other comprehensive income | Equity securities | Securities unlisted | Derecho Fiduciario Inmobiliaria Cadenalco
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		4,449	4,003
Fair value through other comprehensive income | Equity securities | Securities unlisted | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		$ 36,675	$ 38,766